Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue
General and administrative expenses	[1]	16,083,206	17,972,828
Operating loss		(16,083,206)	(17,972,828)
Other income (expenses)
Interest income		12,014	10,838
Interest expense	[2]	(186,903)	(50,454)
Finance charge	[3]	(333,055)	(7,579,713)
Change in fair value of sponsor earnout shares		528,000	4,076,200
Change in fair value of warrant liability		1,409,201	(511,342)
Change in fair value of investment in equity securities		(708,988)	(322,134)
Change in fair value of convertible notes			(471,400)
Change in fair value of SAFE notes			(955,000)
Loss on write off of promissory notes and deposit		(564,844)
Loss on sale of investment in equity securities		(179,805)
Gain on extinguishment of liability		383,950
Other income			21,970
Total other income (expenses)		359,570	(5,781,035)
Net loss		$ (15,723,636)	$ (23,753,863)
Net loss per share(4)
Basic	[4]	$ (2.13)	$ (5.55)
Diluted	[4]	$ (2.13)	$ (5.55)
Weighted average common shares outstanding(4)
Basic	[4]	7,385,168	4,282,194
Diluted	[4]	7,385,168	4,282,194

[1]	Includes related party amounts of nil and $143,057 for the year ended December 31, 2025, and December 31, 2024, respectively.
[2]	Includes related party amounts of $58,651 and $20,937 for the year ended December 31, 2025, and December 31, 2024, respectively.
[3]	Includes related party amounts of
[4]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.